Note 12 - Equity (Details Textual) - USD ($)			1 Months Ended		5 Months Ended	12 Months Ended
	Apr. 01, 2016	Oct. 08, 2015	Jul. 31, 2015	Apr. 30, 2015	May 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 09, 2016	May 13, 2016	Apr. 21, 2016	Nov. 07, 2015	Nov. 02, 2015	Jul. 30, 2015	May 31, 2015	Jun. 30, 2014
ATM Offering [Member]
Amount of Common Stock Obligated to Sell								$ 0
Aggregate Sale Price of Common Stock Authorized to Sale Under Agreement									$ 20,000,000
The 2005 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		46,875				46,875
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						46,875
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number
The 2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											0
The 2015 and 2005 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						21,000,000
The 2015 Plan [Member] | Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
The 2015 Plan [Member] | Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
The 2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
The 2015 Plan [Member] | Restricted Stock [Member] | ILL-Sino Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	80,357
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	$ 100,000
The 2015 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					283,392	363,749
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					68,564	88,653
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					214,828	275,096
The 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						7,300,000
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 109 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						410,624
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						135,528
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						275,096
Non-vested Warrants [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						180 days
Replacement Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.16
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,000,000
Anniversary Warrant to MDC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.95
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												915,073
Warrants and Rights Outstanding												$ 700,000
Warrant to ILL-Sino Development [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.04
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				100,536
Warrants and Rights Outstanding				$ 90,000
Class of Warrant or Right, Number of Shares Vesting				25,134
TRW Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 2.16
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														1,500,000
Warrants and Rights Outstanding														$ 1,500,000
Class of Warrant or Right, Number of Securities Issued When Warrants Vest Semi Annually														375,000
Preferred Stock, Shares Authorized						20,000,000	20,000,000
Preferred Stock, Shares Issued						0	0
Proceeds from Issuance of Common Stock				$ 12,000,000		$ 1,000,000	$ 11,491,000
Stock Issued During Period, Shares, New Issues				12,000,000
Proceeds from Warrant Exercises			$ 1,000,000
Class of Warrant Or Right, Number of Shares of Warrants Exercised			1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1			$ 1.76	$ 1.84						$ 2.16		$ 1.88
Amount of Common Stock Declared to Sale Under Universal Shelf Registration Statement										$ 75,000,000
Fair Value Adjustment of Warrants			$ 200,000
Warrants and Rights Outstanding			400,000
Allocated Share-based Compensation Expense			$ 600,000			$ 3,317,000	$ 2,586,000